Other current assets (Details)	12 Months Ended
Dec. 31, 2021 EUR (€)
Current prepayments [Abstract]
Advance payments directors and officers insurance	€ 1,100,000
Amounts granted under companys donation agreement	160,000
Increase in other current assets	1,600,000
Amount granted under companys donation agreement recognized in 2021	16,000
Amount granted under company donation agreement recognized in 2022	€ 144,000